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TIT-Q1PH

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Schedules of Investments
(unaudited)
Templeton Global Bond Enhanced Fund 2
Templeton Global Bond Fund 8
Templeton Sustainable Emerging Markets Bond Fund 13
Notes to Schedules of Investments 17

Templeton Income Trust
Schedule of Investments (unaudited), March 31, 2026
Templeton Global Bond Enhanced Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
a ,b ,c
K2016470219 South Africa Ltd. ,
Senior Secured Note , 144A, 3% ,
12/31/22 ..................... Broadline Retail 37,627,701 $ —
Senior Secured Note , 144A, 8% ,
12/31/22 ..................... Broadline Retail 14,528,882 EUR —
a ,b ,c
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, 25% , 12/31/22 . Broadline Retail 19,186,470 —
—
Total Corporate Bonds (Cost $ 46,940,536 ) ......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 79.7%
Brazil 9.6%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/31 .................. 48,131,000 BRL 8,129,019
10% , 1/01/33 .................. 37,316,000 BRL 6,056,446
F , 10% , 1/01/29 ................ 29,167,000 BRL 5,200,078
19,385,543
Colombia 2.6%
Colombia Titulos de Tesoreria ,
B , 6.25% , 7/09/36 .............. 1,190,100,000 COP 206,962
B , 9.25% , 5/28/42 .............. 24,606,100,000 COP 5,069,361
5,276,323
Dominican Republic 3.5%
c
Dominican Republic Government Bond ,
Senior Bond , 144A, 5.3% , 1/21/41 .. 2,370,000 2,022,321
Senior Bond , 144A, 6.4% , 6/05/49 .. 580,000 538,472
Senior Bond , 144A, 5.875% , 1/30/60 5,340,000 4,474,653
7,035,446
Ecuador 4.2%
c
Ecuador Government Bond , Senior
Bond , 144A, 6.9% , 7/31/35 ........ 9,536,000 8,422,004
Egypt 3.2%
Egypt Government Bond ,
25.151% , 4/16/27 ............... 199,700,000 EGP 3,683,349
c
Senior Bond , 144A, 8.75% , 9/30/51 . 1,080,000 949,742
c
Senior Bond , 144A, 7.5% , 2/16/61 .. 2,370,000 1,806,464
6,439,555
Ghana 1.5%
Ghana Government Bond ,
8.5% , 2/15/28 ................. 2,032,768 GHS 179,553
9.1% , 2/10/32 ................. 16,090,991 GHS 1,275,706
9.25% , 2/08/33 ................ 2,073,683 GHS 161,131
9.55% , 2/06/35 ................ 2,016,986 GHS 159,515
9.85% , 2/03/37 ................ 3,238,754 GHS 250,633
c
Senior Bond , 144A, 5% , 7/03/35 .... 440,000 376,388

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Enhanced Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
Ghana Government Bond, (continued)
c
Senior Bond , 144A, 1.5% , 1/03/37 .. 1,400,000 $ 734,928
3,137,854
Greece 1.2%
c
Greece Government Bond ,
Senior Bond , 144A, Reg S, 4.25% ,
6/15/33 ...................... 968,000 EUR 1,173,709
Senior Bond , 144A, Reg S, 3.375% ,
6/15/34 ...................... 1,095,000 EUR 1,242,969
2,416,678
India 9.0%
India Government Bond ,
Senior Bond , 7.26% , 8/22/32 ...... 1,047,450,000 INR 11,223,169
Senior Bond , 7.18% , 8/14/33 ...... 311,900,000 INR 3,318,433
Senior Bond , 7.1% , 4/08/34 ....... 106,150,000 INR 1,122,051
Senior Bond , 6.79% , 10/07/34 ..... 245,100,000 INR 2,544,450
18,208,103
Kazakhstan 4.6%
Kazakhstan MEOKAM , 15.35% ,
11/18/27 ..................... 50,500,000 KZT 104,173
Kazakhstan MEUKAM ,
9% , 7/03/27 ................... 171,400,000 KZT 330,370
15.3% , 3/03/29 ................ 252,400,000 KZT 521,063
10.55% , 7/28/29 ................ 315,300,000 KZT 575,309
11% , 2/04/30 .................. 41,000,000 KZT 75,091
12% , 3/07/30 .................. 983,370,000 KZT 1,855,703
12% , 2/22/31 .................. 844,030,000 KZT 1,571,526
10.3% , 3/17/31 ................ 224,900,000 KZT 392,207
14% , 5/12/31 .................. 60,600,000 KZT 121,111
Senior Bond , 5% , 4/18/28 ........ 494,200,000 KZT 845,241
Senior Bond , 5.5% , 9/20/28 ....... 724,300,000 KZT 1,208,296
Senior Bond , 7.68% , 8/13/29 ...... 1,052,000,000 KZT 1,762,499
9,362,589
Malaysia 11.4%
Malaysia Government Bond ,
3.502% , 5/31/27 ................ 4,190,000 MYR 1,039,664
3.899% , 11/16/27 ............... 77,940,000 MYR 19,491,601
3.885% , 8/15/29 ................ 9,526,000 MYR 2,393,912
4.498% , 4/15/30 ................ 825,000 MYR 212,187
23,137,364
Mexico 4.6%
Mexican Bonos Desarr Fixed Rate ,
M , 8.5% , 3/01/29 ............... 44,140,000 MXN 2,468,479
M , 8.5% , 2/28/30 ............... 36,640,000 MXN 2,031,391
M , 7.75% , 5/29/31 .............. 33,600,000 MXN 1,787,884
M , Senior Bond , 8.5% , 5/31/29 ..... 54,620,000 MXN 3,045,377
9,333,131

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Enhanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Norway 4.6%
c
Norway Government Bond , Senior
Bond , 144A, Reg S, 1.75% , 2/17/27 . 91,433,000 NOK $ 9,235,124
Panama 3.5%
Panama Government Bond ,
Senior Bond , 6.4% , 2/14/35 ....... 1,110,000 1,154,755
Senior Bond , 6.7% , 1/26/36 ....... 4,850,000 5,127,226
Senior Bond , 6.875% , 1/31/36 ..... 665,000 708,488
6,990,469
South Africa 7.5%
South Africa Government Bond ,
8.875% , 2/28/35 ................ 35,410,000 ZAR 2,057,823
8.5% , 1/31/37 ................. 82,266,000 ZAR 4,546,744
9% , 1/31/40 ................... 109,760,000 ZAR 6,098,206
8.75% , 1/31/44 ................ 47,576,700 ZAR 2,549,626
15,252,399
Spain 3.6%
c
Spain Bonos Y Obligaciones del Estado ,
Senior Bond , 144A, Reg S, 3.55% ,
10/31/33 ..................... 3,169,000 EUR 3,730,680
Senior Bond , 144A, Reg S, 3.15% ,
4/30/35 ...................... 3,200,000 EUR 3,622,493
7,353,173
Supranational 5.1%
c,d
European Investment Bank , Senior
Note , 144A, 6.5% , 5/02/32 ........ 183,000,000 INR 1,858,748
d
International Bank for Reconstruction
& Development , Senior Note , 12% ,
7/16/27 ...................... 16,040,000,000 COP 4,290,636
d
International Finance Corp. , 8.25% ,
9/18/28 ...................... 16,912,000,000 COP 4,145,538
10,294,922
Total Foreign Government and Agency Securities (Cost $ 157,138,970 ) ............
161,280,677
U.S. Government and Agency Securities 7.1%
United States 7.1%
U.S. Treasury Notes , 3.875%, 6/30/30 . 14,230,000 14,209,711
Total U.S. Government and Agency Securities (Cost $ 14,183,864 ) .................
14,209,711
Shares
Escrows and Litigation Trusts 0.0%
†
a,e
K2016470219 South Africa Ltd., Escrow
Account ...................... 2,168,033 33,779
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
33,779
Total Long Term Investments (Cost $ 218,263,370 ) ...............................
175,524,167

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Enhanced Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Short Term Investments 10.3%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 4.9%
Egypt 4.9%
f
Egypt Treasury Bills ,
23 .888% , 4/07/26 ............... 90,000,000 EGP $ 1,647,610
22 .842% , 4/14/26 ............... 61,350,000 EGP 1,119,194
22 .766% , 6/16/26 ............... 84,750,000 EGP 1,481,534
21 .757% , 6/23/26 ............... 26,000,000 EGP 452,438
22 .451% , 7/07/26 ............... 96,600,000 EGP 1,667,257
21 .662% , 7/14/26 ............... 72,325,000 EGP 1,245,816
21 .611% , 8/18/26 ............... 13,075,000 EGP 220,248
23 .373% , 9/22/26 ............... 64,450,000 EGP 1,061,927
21 .915% , 10/13/26 .............. 34,225,000 EGP 556,589
20 .901% , 1/12/27 ............... 26,575,000 EGP 409,732
9,862,345
Total Foreign Government and Agency Securities (Cost $ 11,036,515 ) ..............
9,862,345
Shares
Money Market Funds 5.4%
United States 5.4%
g,h
Franklin Institutional U.S. Government
Money Market Fund , 3.578% ...... 10,885,752 10,885,752
Total Money Market Funds (Cost $ 10,885,752 ) ..................................
10,885,752
a a a a a
Total Short Term Investments (Cost $ 21,922,267 ) ................................
20,748,097
a a a
Total Investments (Cost $ 240,185,637 ) 97.1% ...................................
$196,272,264
Other Assets, less Liabilities 2.9% .............................................
6,035,727
Net Assets 100.0% ...........................................................
$202,307,991
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Defaulted security or security for which income has been deemed uncollectible.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $40,188,695, representing 19.9% of net assets.
d
A supranational organization is an entity formed by two or more central governments through international treaties.
e
Non-income producing.
f
The rate shown represents the yield at period end.
g
See Note 3 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Enhanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2026, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... JPHQ Buy 17,958,719 3,152,450 4/02/26 $ 314,585 $ —
Brazilian Real ...... JPHQ Sell 17,958,719 3,400,894 4/02/26 — (66,141)
Chinese Yuan ...... DBAB Sell 44,370,000 6,294,063 4/10/26 — (151,976)
Columbian Peso .... CITI Sell 9,722,032,000 2,545,641 4/13/26 — (92,841)
Norwegian Krone ... MSCO Buy 9,256,000 915,672 4/13/26 40,215 —
Chinese Yuan ...... HSBK Sell 7,593,703 1,094,493 4/15/26 — (9,158)
Japanese Yen ...... MSCO Buy 2,166,587,000 14,359,004 5/07/26 — (661,689)
Euro ............. DBAB Sell 716,737 8,520,000 NOK 5/12/26 49,635 —
Chinese Yuan ...... JPHQ Sell 62,318,149 8,856,790 5/21/26 — (223,488)
Australian Dollar .... JPHQ Buy 26,966,000 19,056,333 5/26/26 — (465,007)
Mexican Peso ...... BNDP Buy 21,736,436 1,167,408 6/10/26 37,974 —
Mexican Peso ...... HSBK Buy 31,153,000 1,673,381 6/10/26 54,191 —
Australian Dollar .... DBAB Buy 2,173,000 1,456,523 6/17/26 41,046 —
Australian Dollar .... MSCO Buy 3,360,000 2,251,032 6/17/26 64,584 —
Chinese Yuan ...... JPHQ Sell 34,490,000 5,040,261 6/17/26 5,940 —
South Korean Won .. DBAB Buy 28,961,490,000 19,656,898 6/17/26 — (362,058)
Brazilian Real ...... JPHQ Buy 978,719 182,916 7/02/26 2,170 —
Thai Baht ......... HSBK Sell 85,729,000 2,619,431 7/02/26 121 —
Columbian Peso .... CITI Sell 8,777,642,250 2,272,894 7/14/26 — (60,344)
Euro ............. BNDP Sell 791,000 930,452 7/14/26 11,966 —
Euro ............. BOFA Sell 712,467 838,029 7/14/26 10,733 —
Columbian Peso .... BNDP Sell 5,052,525,750 1,320,763 7/15/26 — (21,956)
Euro ............. BZWS Sell 833,533 979,318 7/16/26 11,372 —
Euro ............. JPHQ Sell 5,744,604 6,673,346 7/16/26 11,482 (9,094)
Japanese Yen ...... MSCO Buy 763,150,000 5,034,499 7/27/26 — (178,820)
Thai Baht ......... HSBK Sell 61,505,000 1,871,017 8/03/26 — (13,465)
Japanese Yen ...... MSCO Buy 1,968,141,000 12,726,503 8/10/26 — (189,478)
Mexican Peso ...... BNDP Buy 59,812,208 3,430,740 8/31/26 — (137,579)
Mexican Peso ...... HSBK Buy 93,910,542 5,385,088 8/31/26 — (214,528)
Japanese Yen ...... MSCO Buy 2,166,587,000 13,823,796 9/17/26 20,281 —
Thai Baht ......... CITI Sell 97,728,000 2,993,613 10/02/26 — (16,464)
Thai Baht ......... HSBK Sell 85,293,000 2,619,435 10/02/26 — (7,637)
Total Forward Exchange Contracts ................................................... $676,295 $(2,881,723)
Net unrealized appreciation (depreciation) ............................................ $(2,205,428)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Enhanced Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2026 , the Fund had the following interest rate swap contracts outstanding.
See Abbreviations on page 21 .
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 4,920,000 $ (174,005) $ — $ (174,005)
Total Interest Rate Swap Contracts ................................. $(174,005) $ — $(174,005)
*
In U.S. dollars unless otherwise indicated.

Templeton Income Trust
Schedule of Investments (unaudited), March 31, 2026
Templeton Global Bond Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 73.8%
Australia 10.1%
New South Wales Treasury Corp. ,
Senior Bond , 2% , 3/08/33 ........ 41,549,000 AUD $ 23,268,787
a
Senior Bond , Reg S, 1.75% , 3/20/34 94,524,000 AUD 49,892,834
a
Queensland Treasury Corp. , Senior
Bond , 144A, Reg S, 1.75% , 7/20/34 . 218,298,000 AUD 113,444,502
Treasury Corp. of Victoria ,
Senior Bond , 2.25% , 11/20/34 ..... 44,262,000 AUD 23,658,839
Senior Bond , 2% , 11/20/37 ........ 189,652,000 AUD 88,572,634
298,837,596
Brazil 9.3%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/31 .................. 909,614,000 BRL 153,628,003
10% , 1/01/33 .................. 361,526,000 BRL 58,676,239
F , 10% , 1/01/29 ................ 349,224,000 BRL 62,261,877
274,566,119
Colombia 3.4%
Colombia Titulos de Tesoreria ,
B , 13.25% , 2/09/33 ............. 79,870,000,000 COP 21,548,358
B , 7.25% , 10/18/34 ............. 148,699,000,000 COP 28,610,743
B , 6.25% , 7/09/36 .............. 41,872,000,000 COP 7,281,660
B , 9.25% , 5/28/42 .............. 206,416,000,000 COP 42,525,926
99,966,687
Egypt 2.7%
a
Egypt Government Bond ,
Senior Bond , 144A, 8.5% , 1/31/47 .. 40,381,000 34,914,701
Senior Bond , 144A, 8.7% , 3/01/49 .. 12,110,000 10,636,982
Senior Bond , 144A, 8.875% , 5/29/50 26,683,000 23,573,401
Senior Bond , 144A, 8.75% , 9/30/51 . 11,130,000 9,787,622
78,912,706
Ghana 1.3%
Ghana Government Bond ,
8.5% , 2/15/28 ................. 81,479,004 GHS 7,197,005
8.65% , 2/13/29 ................ 38,399,951 GHS 3,349,734
9.1% , 2/10/32 ................. 116,242,480 GHS 9,215,789
9.25% , 2/08/33 ................ 27,579,969 GHS 2,143,036
9.55% , 2/06/35 ................ 29,173,814 GHS 2,307,241
9.85% , 2/03/37 ................ 28,402,654 GHS 2,197,961
a
Senior Bond , 144A, 5% , 7/03/35 .... 4,930,000 4,217,255
a
Senior Bond , 144A, 1.5% , 1/03/37 .. 15,630,000 8,204,941
38,832,962
Greece 1.5%
a
Greece Government Bond ,
Senior Bond , 144A, Reg S, 4.25% ,
6/15/33 ...................... 17,701,000 EUR 21,462,635
Senior Bond , 144A, Reg S, 3.375% ,
6/15/34 ...................... 20,003,000 EUR 22,706,033
44,168,668

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
India 7.7%
India Government Bond ,
7.26% , 1/14/29 ................ 1,800,960,000 INR $ 19,444,093
Senior Bond , 7.26% , 8/22/32 ...... 12,972,780,000 INR 139,000,143
Senior Bond , 7.18% , 8/14/33 ...... 4,011,300,000 INR 42,677,876
Senior Bond , 7.1% , 4/08/34 ....... 456,210,000 INR 4,822,336
Senior Bond , 6.79% , 10/07/34 ..... 1,097,100,000 INR 11,389,297
Senior Note , 7.1% , 4/18/29 ....... 917,600,000 INR 9,881,458
227,215,203
Malaysia 9.4%
Malaysia Government Bond ,
3.9% , 11/30/26 ................. 128,309,000 MYR 31,868,037
3.892% , 3/15/27 ................ 19,290,000 MYR 4,802,277
3.502% , 5/31/27 ................ 30,640,000 MYR 7,602,699
3.899% , 11/16/27 ............... 691,620,000 MYR 172,963,579
4.498% , 4/15/30 ................ 97,744,000 MYR 25,139,335
3.582% , 7/15/32 ................ 134,410,000 MYR 33,277,175
275,653,102
Mexico 2.4%
Mexican Bonos Desarr Fixed Rate ,
M , 8.5% , 3/01/29 ............... 852,180,000 MXN 47,657,197
M , Senior Bond , 8.5% , 5/31/29 ..... 408,816,100 MXN 22,793,833
70,451,030
Norway 4.7%
a
Norway Government Bond , Senior
Bond , 144A, Reg S, 1.75% , 2/17/27 . 1,383,486,000 NOK 139,738,001
Panama 4.6%
Panama Government Bond ,
Senior Bond , 2.252% , 9/29/32 ..... 4,920,000 4,052,604
Senior Bond , 3.298% , 1/19/33 ..... 2,130,000 1,863,004
Senior Bond , 6.4% , 2/14/35 ....... 71,380,000 74,258,042
Senior Bond , 6.875% , 1/31/36 ..... 2,790,000 2,972,452
Senior Bond , 8% , 3/01/38 ........ 45,980,000 52,755,153
135,901,255
Serbia 0.5%
Serbia Treasury Bonds , 4.5% , 8/20/32 . 1,617,620,000 RSD 15,356,625
South Africa 7.6%
South Africa Government Bond ,
8.875% , 2/28/35 ................ 776,200,000 ZAR 45,108,233
8.5% , 1/31/37 ................. 1,241,135,000 ZAR 68,596,058
9% , 1/31/40 ................... 1,348,700,000 ZAR 74,933,035
8.75% , 1/31/44 ................ 659,639,000 ZAR 35,349,924
223,987,250
Spain 4.6%
a
Spain Bonos Y Obligaciones del Estado ,
Senior Bond , 144A, Reg S, 3.55% ,
10/31/33 ..................... 53,058,000 EUR 62,462,100

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Spain (continued)
a
Spain Bonos Y Obligaciones del Estado,
(continued)
Senior Bond , 144A, Reg S, 3.15% ,
4/30/35 ...................... 63,830,000 EUR $ 72,257,417
134,719,517
Supranational 0.9%
a,b
European Investment Bank , Senior
Note , 144A, 6.25% , 7/11/30 ....... 1,840,800,000 INR 18,312,990
b
International Bank for Reconstruction
& Development , Senior Note , 6.89% ,
2/06/30 ...................... 789,000,000 INR 8,331,817
26,644,807
Uruguay 3.1%
c
Uruguay Government Bond , Index
Linked, Senior Bond , 3.875% , 7/02/40 3,409,448,626 UYU 92,035,680
Total Foreign Government and Agency Securities (Cost $ 2,148,130,587 ) ...........
2,176,987,208
U.S. Government and Agency Securities 3.2%
United States 3.2%
U.S. Treasury Notes ,
3.5%, 2/15/33 ................. 53,358,000 51,348,738
4.25%, 11/15/34 ................ 44,776,600 44,772,227
96,120,965
Total U.S. Government and Agency Securities (Cost $ 97,505,027 ) .................
96,120,965
Total Long Term Investments (Cost $ 2,245,635,614 ) .............................
2,273,108,173
Short Term Investments 21.3%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 21.3%
United States 21.3%
d,e
Franklin Institutional U.S. Government
Money Market Fund , 3.578% ...... 629,951,002 629,951,002
Total Money Market Funds (Cost $ 629,951,002 ) .................................
629,951,002
a a a a a
Total Short Term Investments (Cost $ 629,951,002 ) ...............................
629,951,002
a a a
Total Investments (Cost $ 2,875,586,616 ) 98.3% ..................................
$2,903,059,175
Other Assets, less Liabilities 1.7% .............................................
47,581,934
Net Assets 100.0% ...........................................................
$2,950,641,109
a a a

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2026 , the Fund had the following forward exchange contracts outstanding.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $591,611,414, representing 20.1% of net assets.
b
A supranational organization is an entity formed by two or more central governments through international treaties.
c
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Dinar ............ DBAB Sell 2,081,824,379 20,358,150 4/01/26 $ — $ (121,162)
Serbian Dinar ...... DBAB Buy 2,081,824,379 20,780,009 4/01/26 — (300,697)
Mexican Peso ...... BNDP Buy 1,486,400,000 79,281,009 4/07/26 3,616,852 —
Euro ............. MSCO Sell 17,902,820 212,120,000 NOK 4/13/26 1,202,058 —
Chinese Yuan ...... HSBK Sell 547,251,250 78,876,241 4/15/26 — (659,967)
Japanese Yen ...... BNDP Buy 6,286,725,520 42,102,368 4/16/26 — (2,437,373)
Japanese Yen ...... MSCO Buy 37,601,508,000 249,203,099 5/07/26 — (11,483,733)
Chinese Yuan ...... JPHQ Sell 259,117,222 36,826,301 5/21/26 — (929,256)
Mexican Peso ...... BNDP Buy 328,304,649 17,632,397 6/10/26 573,553 —
Mexican Peso ...... HSBK Buy 228,255,820 12,260,744 6/10/26 397,054 —
South Korean Won .. DBAB Buy 121,370,556,000 82,377,273 6/17/26 — (1,517,296)
South Korean Won .. HSBK Buy 196,242,900,000 132,901,869 6/17/26 — (2,160,139)
South Korean Won .. JPHQ Buy 16,182,300,000 10,962,875 6/17/26 — (181,839)
Thai Baht ......... HSBK Sell 1,245,120,500 38,044,387 7/02/26 1,762 —
Euro ............. BNDP Sell 14,068,000 16,548,160 7/14/26 212,818 —
Euro ............. BOFA Sell 28,963,456 34,067,831 7/14/26 436,330 —
Euro ............. BZWS Sell 33,872,544 39,796,852 7/16/26 462,140 —
Euro ............. JPHQ Sell 33,876,000 39,805,655 7/16/26 466,930 —
Serbian Dinar ...... DBAB Buy 896,483,143 8,843,499 7/20/26 — (44,386)
Chinese Yuan ...... MSCO Sell 1,102,153,000 159,911,698 7/27/26 — (1,416,333)
Japanese Yen ...... MSCO Buy 2,362,790,000 15,587,321 7/27/26 — (553,647)
Thai Baht ......... HSBK Sell 893,297,500 27,174,614 8/03/26 — (195,573)
Serbian Dinar ...... DBAB Buy 2,253,654,000 22,608,889 8/05/26 — (498,503)
Japanese Yen ...... MSCO Buy 34,157,438,800 220,870,738 8/10/26 — (3,288,434)
Mexican Peso ...... BNDP Buy 903,398,478 51,817,604 8/31/26 — (2,077,976)
Mexican Peso ...... HSBK Buy 1,139,725,665 65,354,990 8/31/26 — (2,603,576)
Serbian Dinar ...... DBAB Buy 1,097,715,000 10,784,114 9/10/26 — (25,012)
Serbian Dinar ...... DBAB Buy 3,134,972,506 30,699,837 9/16/26 22,176 —
Japanese Yen ...... MSCO Buy 37,601,507,000 239,914,470 9/17/26 351,978 —
Chinese Yuan ...... HSBK Sell 212,237,000 31,111,583 9/30/26 — (99,635)
Serbian Dinar ...... DBAB Buy 2,081,824,379 20,270,929 10/01/26 121,915 —
Thai Baht ......... CITI Sell 1,419,406,000 43,479,377 10/02/26 — (239,123)
Thai Baht ......... HSBK Sell 1,238,788,000 38,044,445 10/02/26 — (110,919)
Total Forward Exchange Contracts ................................................... $7,865,566 $(30,944,579)
Net unrealized appreciation (depreciation) ............................................ $(23,079,013)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2026 , the Fund had the following interest rate swap contracts outstanding.
See Abbreviations on page 21 .
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 169,510,000 $ (5,995,033) $ — $ (5,995,033)
Total Interest Rate Swap Contracts ................................. $(5,995,033) $ — $(5,995,033)
*
In U.S. dollars unless otherwise indicated.

Templeton Income Trust
Schedule of Investments (unaudited), March 31, 2026
Templeton Sustainable Emerging Markets Bond Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
a ,b ,c
K2016470219 South Africa Ltd. ,
Senior Secured Note , 144A, 3% ,
12/31/22 ..................... Broadline Retail 188,190 $ —
Senior Secured Note , 144A, 8% ,
12/31/22 ..................... Broadline Retail 55,416 EUR —
a ,b ,c
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, 25% , 12/31/22 . Broadline Retail 237,804 —
—
Total Corporate Bonds (Cost $ 301,035 ) ........................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 84.4%
Benin 2.5%
c
Benin Government Bond , Senior Bond ,
144A, 4.95% , 1/22/35 ............ 580,000 EUR 591,250
Brazil 13.4%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/33 .................. 4,370,000 BRL 709,258
10% , 1/01/35 .................. 15,150,000 BRL 2,384,772
3,094,030
Chile 2.4%
c
Chile Bonos Tesoreria Pesos , 144A,
Reg S, 6% , 4/01/33 ............. 495,000,000 CLP 547,112
Colombia 4.2%
Colombia Titulos de Tesoreria , G , 7% ,
3/26/31 ...................... 4,640,500,000 COP 974,487
Ecuador 2.4%
c
Ecuador Government Bond , Senior
Bond , 144A, 6.9% , 7/31/35 ........ 620,300 547,837
Egypt 1.1%
Egypt Government Bond ,
25.151% , 4/16/27 ............... 4,300,000 EGP 79,311
21.762% , 2/17/28 ............... 10,090,000 EGP 181,100
260,411
Ghana 0.9%
Ghana Government Bond ,
8.35% , 2/16/27 ................ 525,742 GHS 47,644
8.5% , 2/15/28 ................. 512,826 GHS 45,298
8.65% , 2/13/29 ................ 625,144 GHS 54,533
9.1% , 2/10/32 ................. 536,359 GHS 42,523
9.25% , 2/08/33 ................ 151,008 GHS 11,734
9.55% , 2/06/35 ................ 6,300 GHS 498
9.85% , 2/03/37 ................ 5,405 GHS 418
202,648
Ivory Coast 2.6%
c
Ivory Coast Government Bond , Senior
Note , 144A, 7.625% , 1/30/33 ...... 600,000 611,304

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mexico 4.7%
Mexican Bonos Desarr Fixed Rate ,
Senior Bond , 8% , 5/24/35 ........ 17,430,000 MXN $ 893,281
Mexico Government Bond , Senior Bond ,
4.875% , 5/19/33 ................ 200,000 189,750
1,083,031
Namibia 9.6%
Namibia Government Bond ,
9.5% , 7/15/35 ................. 12,610,000 NAD 692,022
9.5% , 7/15/37 ................. 29,280,000 NAD 1,538,721
2,230,743
Panama 4.4%
Panama Government Bond ,
Senior Bond , 6.875% , 1/31/36 ..... 530,000 564,659
Senior Bond , 8% , 3/01/38 ........ 400,000 458,940
1,023,599
Peru 1.9%
c
Peru Government Bond , Senior Bond ,
144A, Reg S, 7.6% , 8/12/39 ....... 1,460,000 PEN 434,100
Poland 4.5%
Poland Government Bond , 5% , 10/25/34 4,035,000 PLN 1,035,191
Serbia 9.3%
Serbia Treasury Bonds ,
4.5% , 8/20/32 ................. 174,520,000 RSD 1,656,779
5.25% , 7/27/35 ................ 51,160,000 RSD 503,296
2,160,075
Supranational 20.5%
d
Asian Development Bank ,
Senior Note , 20% , 4/16/26 ........ 363,000,000 NGN 262,957
Senior Note , 6.72% , 2/08/28 ...... 130,510,000 INR 1,348,082
d
European Bank for Reconstruction &
Development , 20.25% , 7/24/26 .... 600,000,000 NGN 431,913
c ,d
European Investment Bank ,
Senior Bond , Reg S, 6.5% , 9/28/32 . 4,770,000 ZAR 260,194
Senior Bond , 144A, 6.875% , 2/28/35 78,600,000 INR 774,678
d
International Bank for Reconstruction &
Development ,
Senior Bond , 7.07% , 6/26/29 ...... 10,400,000 MXN 558,761
Senior Note , 10% , 9/16/26 ........ 161,000,000 KZT 326,261
Senior Note , 14.5% , 4/25/28 ...... 106,000,000 KZT 217,278
d
International Finance Corp. , Senior
Note , 13.825% , 10/09/26 ......... 6,600,000,000 UZS 557,725
4,737,849
Total Foreign Government and Agency Securities (Cost $ 19,120,975 ) ..............
19,533,667

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a a a a a a
Escrows and Litigation Trusts 0.0%
†
a,e
K2016470219 South Africa Ltd., Escrow
Account ...................... 12,498 $ 195
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
195
Total Long Term Investments (Cost $ 19,422,010 ) ................................
19,533,862
Short Term Investments 10.1%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 6.2%
Egypt 6.2%
f
Egypt Treasury Bills ,
23 .888% , 4/07/26 ............... 10,625,000 EGP 194,510
22 .841% , 4/14/26 ............... 7,300,000 EGP 133,172
22 .766% , 6/16/26 ............... 8,425,000 EGP 147,279
21 .759% , 6/23/26 ............... 2,600,000 EGP 45,244
22 .58% , 7/07/26 ................ 30,975,000 EGP 534,610
21 .661% , 7/14/26 ............... 8,600,000 EGP 148,137
21 .605% , 8/18/26 ............... 1,275,000 EGP 21,477
23 .374% , 9/22/26 ............... 6,400,000 EGP 105,451
21 .916% , 10/13/26 .............. 4,075,000 EGP 66,270
20 .901% , 1/12/27 ............... 3,150,000 EGP 48,567
1,444,717
Total Foreign Government and Agency Securities (Cost $ 1,621,378 ) ...............
1,444,717
Shares
Money Market Funds 3.9%
United States 3.9%
g,h
Franklin Institutional U.S. Government
Money Market Fund , 3.578% ...... 895,331 895,331
Total Money Market Funds (Cost $ 895,331 ) .....................................
895,331
a a a a a
Total Short Term Investments (Cost $ 2,516,709 ) .................................
2,340,048
a a a
Total Investments (Cost $ 21,938,719 ) 94.5% ....................................
$21,873,910
Other Assets, less Liabilities 5.5% .............................................
1,258,022
Net Assets 100.0% ...........................................................
$23,131,932
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Defaulted security or security for which income has been deemed uncollectible.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $3,766,475, representing 16.3% of net assets.
d
A supranational organization is an entity formed by two or more central governments through international treaties.
e
Non-income producing.
f
The rate shown represents the yield at period end.
g
See Note 3 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2026, the Fund had the following forward exchange contracts outstanding.
At March 31, 2026, the Fund had the following interest rate swap contracts outstanding.
See Abbreviations on page 21.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... JPHQ Buy 1,092,685 191,808 4/02/26 $ 19,141 $ —
Brazilian Real ...... JPHQ Sell 1,092,685 208,428 4/02/26 — (2,521)
Mexican Peso ...... BNDP Buy 620,189 33,309 6/10/26 1,083 —
Mexican Peso ...... HSBK Buy 3,612,000 194,018 6/10/26 6,283 —
South Korean Won .. CITI Buy 548,000,000 375,801 6/17/26 — (10,710)
South Korean Won .. DBAB Buy 274,000,000 185,971 6/17/26 — (3,425)
Malaysian Ringgit ... GSCO Buy 1,930,000 492,799 6/18/26 — (15,025)
Malaysian Ringgit ... MSCO Buy 9,860,000 2,418,700 6/18/26 22,161 —
Brazilian Real ...... JPHQ Buy 1,092,685 204,215 7/02/26 2,423 —
Thai Baht ......... HSBK Sell 4,925,000 150,482 7/02/26 7 —
Malaysian Ringgit ... GSCO Buy 1,730,000 440,032 7/22/26 — (11,391)
Thai Baht ......... HSBK Sell 3,533,000 107,476 8/03/26 — (773)
Mexican Peso ...... BNDP Buy 1,706,454 97,880 8/31/26 — (3,925)
Mexican Peso ...... HSBK Buy 3,573,998 204,943 8/31/26 — (8,164)
Thai Baht ......... CITI Sell 5,615,000 171,999 10/02/26 — (946)
Thai Baht ......... HSBK Sell 4,900,000 150,484 10/02/26 — (439)
Uruguayan Peso .... CITI Buy 10,200,000 251,821 10/15/26 — (3,985)
Uruguayan Peso .... CITI Buy 45,360,000 1,089,450 10/19/26 12,347 —
Uruguayan Peso .... HSBK Buy 7,600,000 182,363 10/19/26 2,241 —
Total Forward Exchange Contracts ................................................... $65,686 $(61,304)
Net unrealized appreciation (depreciation) ............................................ $4,382
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 11.342% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 3,422,237 BRL $ (70,585) $ — $ (70,585)
Total Interest Rate Swap Contracts ................................. $(70,585) $ — $(70,585)
*
In U.S. dollars unless otherwise indicated.

Templeton Income Trust

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
March 31, 2026, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Bond Enhanced Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $10,360,405 $18,323,060 $(17,797,713) $— $— $10,885,752 10,885,752 $118,283
Total Affiliated Securities ... $10,360,405 $18,323,060 $(17,797,713) $— $— $10,885,752 $118,283
Templeton Global Bond Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $488,003,039 $267,082,184 $(125,134,221) $— $— $629,951,002 629,951,002 $5,153,176
Total Affiliated Securities ... $488,003,039 $267,082,184 $(125,134,221) $— $— $629,951,002 $5,153,176
Templeton Sustainable Emerging Markets Bond Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $1,078,828 $5,646,064 $(5,829,561) $— $— $895,331 895,331 $14,883
Total Affiliated Securities ... $1,078,828 $5,646,064 $(5,829,561) $— $— $895,331 $14,883
2. Financial Instrument Valuation
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2026, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Bond Enhanced Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ — $ —
b
$ —
Foreign Government and Agency Securities .... — 161,280,677 — 161,280,677
U.S. Government and Agency Securities ....... — 14,209,711 — 14,209,711
Escrows and Litigation Trusts ............... — — 33,779 33,779
Short Term Investments ................... 10,885,752 9,862,345 — 20,748,097
Total Investments in Securities ........... $10,885,752 $185,352,733 $33,779 $196,272,264
Other Financial Instruments:
Forward Exchange Contracts ............... $— $676,295 $— $676,295
Total Other Financial Instruments ......... $— $676,295 $— $676,295
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $2,881,723 $— $2,881,723
Swap Contracts ......................... — 174,005 — 174,005
Total Other Financial Instruments ......... $— $3,055,728 $— $3,055,728
Templeton Global Bond Fund
Assets:
Investments in Securities:
a
Foreign Government and Agency Securities .... — 2,176,987,208 — 2,176,987,208
U.S. Government and Agency Securities ....... — 96,120,965 — 96,120,965
Short Term Investments ................... 629,951,002 — — 629,951,002
Total Investments in Securities ........... $629,951,002 $2,273,108,173 $— $2,903,059,175
Other Financial Instruments:
Forward Exchange Contracts ............... $— $7,865,566 $— $7,865,566
Total Other Financial Instruments ......... $— $7,865,566 $— $7,865,566
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $30,944,579 $— $30,944,579
Swap Contracts ......................... — 5,995,033 — 5,995,033
Total Other Financial Instruments ......... $— $36,939,612 $— $36,939,612

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ — $ —
b
$ —
Foreign Government and Agency Securities .... — 19,533,667 — 19,533,667
Escrows and Litigation Trusts ............... — — 195 195
Short Term Investments ................... 895,331 1,444,717 — 2,340,048
Total Investments in Securities ........... $895,331 $20,978,384 $195 $21,873,910
Other Financial Instruments:
Forward Exchange Contracts ............... $— $65,686 $— $65,686
Total Other Financial Instruments ......... $— $65,686 $— $65,686
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 61,304 $ — $ 61,304
Swap Contracts ......................... — 70,585 — 70,585
Total Other Financial Instruments ......... $— $131,889 $— $131,889
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
4. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
CLP
Chilean Peso
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
INR
Indian Rupee
KZT
Kazakhstani Tenge
MXN
Mexican Peso
MYR
Malaysian Ringgit
NAD
Namibian Dollar
NGN
Nigerian Naira
NOK
Norwegian Krone
PEN
Peruvian Nuevo Sol
PLN
Polish Zloty
RSD
Serbian Dinar
UYU
Uruguayan Peso
UZS
Uzbekistani Som
ZAR
South African Rand
Selected Portfolio
CDI
certificado de deposito interbancario
SOFR
Secured Overnight Financing Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BRL CDI ...................... 14.65%
1-day SOFR ........................ 3.68%
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.